NATURE OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable
Cable telecommunications operations, including Internet, television, telephony (phone), and smart home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the enterprise, public sector, and carrier wholesale markets.

Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, digital media, and publishing.

Year ended December 31, 2018	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	9,200	3,932	2,168	(204)	15,096

Operating costs	6	5,110	2,058	1,972	(27)	9,113

Adjusted EBITDA		4,090	1,874	196	(177)	5,983

Depreciation and amortization	7, 8					2,211
Gain on disposition of property, plant and equipment	7					(16)
Restructuring, acquisition and other	9					210
Finance costs	10					793
Other income	11					(32)

Income before income tax expense						2,817

Capital expenditures before proceeds on disposition [1]		1,086	1,429	90	210	2,815
Goodwill		1,160	1,808	937	—	3,905
Total assets		16,572	7,666	2,438	5,242	31,918

[1]	Excludes proceeds on disposition of $25 million (see note 28).

Year ended December 31, 2017	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)
(restated, see note 2)

Revenue	5	8,569	3,894	2,153	(247)	14,369

Operating costs	6	4,843	2,075	2,026	(77)	8,867

Adjusted EBITDA		3,726	1,819	127	(170)	5,502

Depreciation and amortization	7, 8					2,142
Gain on disposition of property, plant and equipment	7					(49)
Restructuring, acquisition and other	9					152
Finance costs	10					746
Other income	11					(19)

Income before income tax expense						2,530

Capital expenditures before proceeds on disposition [1]		806	1,334	83	287	2,510
Goodwill		1,160	1,808	937	—	3,905
Total assets		15,860	7,315	2,405	4,910	30,490

[1]	Excludes proceeds on disposition of $74 million (see note 28).